Segment Reporting - Schedule of Financial Information Including Segment Expenses (Details) - Chief Operating Decision Maker (CODM) [Member]	12 Months Ended
	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Revenue
Total revenue	$ 7,808,860	$ 6,072,681	$ 8,811,646	$ 13,353,013
Cost of revenue
Total cost of revenue	(6,741,162)	(5,242,369)	(7,907,554)	(8,711,448)
Gross profit	1,067,698	830,312	904,092	4,641,565
Operating expenses
Staff expenses	(1,254,875)	(975,873)	(983,540)	(832,317)
Depreciation and amortization	(17,540)	(13,640)	(23,364)	(66,965)
Lease expenses	(194,618)	(151,348)	(179,832)	(136,832)
Insurance and medical expenses	(149,999)	(116,649)	(65,245)	(82,159)
Transport and entertainment	(39,617)	(30,809)	(35,276)	(80,808)
Professional fees	(1,700,519)	(1,322,435)	(686,744)	(378,778)
Selling and marketing expenses	(74,079)	(57,609)
Other miscellaneous expenses	(118,085)	(91,830)	(54,292)	(142,296)
Total operating expenses	(3,549,332)	(2,760,193)	(2,028,293)	(1,720,155)
Income (Loss) from operations	(2,481,634)	(1,929,881)	(1,124,201)	2,921,410
Other income (expenses)
Interest expenses, net	(95,555)	(74,310)	(108,673)	(78,069)
Other income	104,056	80,921	35,786	24,834
Total other income (expense), net	8,501	6,611	(72,887)	(53,235)
Income (loss) before income taxes	(2,473,133)	(1,923,270)	(1,197,088)	2,868,175
Income tax (expenses) benefit	120,131	93,422	165,950	(478,009)
Net income (loss)	(2,353,002)	(1,829,848)	(1,031,138)	2,390,166
Commercial customers {Member]
Revenue
Total revenue	2,356,730	1,832,747	575,820	1,773,491
Residential customers {Member]
Revenue
Total revenue	5,452,130	4,239,934	8,235,826	11,579,522
Subcontracting costs {Member]
Cost of revenue
Total cost of revenue	(2,261,562)	(1,758,739)	(3,938,327)	(4,320,487)
Material costs {Member]
Cost of revenue
Total cost of revenue	(1,822,069)	(1,416,960)	(1,560,316)	(2,114,698)
Labor costs {Member]
Cost of revenue
Total cost of revenue	(1,313,228)	(1,021,252)	(1,367,808)	(1,280,955)
Equipment rental and site costs {Member]
Cost of revenue
Total cost of revenue	(424,822)	(330,369)	(323,209)	(367,034)
Other direct costs {Member]
Cost of revenue
Total cost of revenue	$ (919,481)	$ (715,049)	$ (717,894)	$ (628,274)